Convertible debentures (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Debentures Tables Abstract
Schedule of convertible debentures

	Liability component of convertible debentures	Equity component of convertible debentures	Net book value 2018	Net book value 2017
Convertible debentures	11,973	939	12,912	14,905
Transaction costs	(1,248)	(98)	(1,346)	(1,472)
Net proceeds	10,725	841	11,566	13,433
Accretion in carrying value of debenture liability	1,056	-	1,056	404
	11,781	841	12,622	13,837